Investment Strategy	Apr. 30, 2026
Invesco Top QQQ ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.
The following disclosure replaces similar disclosure in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the sections titled Summary Information – Principal Investment Strategies and Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies of the Fund’s Statutory Prospectus:
The Nasdaq-100® consists of securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
Please Retain This Supplement For Future Reference.